Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Summary of Employee Expenses

	For the years ended December 31,
	2019	2018	2017
Employee Benefits Expenses	ThUS$	ThUS$	ThUS$

Wages and salaries	(482,009)	(476,809)	(489,118)
Post-employment benefit expense	(16,031)	(17,269)	(20,003)
Social security and other contributions	(286,459)	(266,566)	(257,185)
Other employee expenses	(25,254)	(79,849)	(71,678)

Total	(809,753)	(840,493)	(837,984)